CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities:
Net income / (loss)	$ (21,205)	$ 54,639	$ 107,495
Adjustments to reconcile net income / (loss) to net cash provided by operating activities:
Depreciation and amortization of deferred charges	64,741	62,010	55,278
Amortization of financing costs	473	379	278
Amortization of free lubricants benefit	(98)	(180)	(115)
Compensation cost on restricted stock	8,203	8,645	8,095
Actuarial gain / (loss)	(30)	306	(96)
Change in fair value of derivative instruments	(616)	(36)	39
Loss / (income) from investment in Diana Containerships Inc., net of dividends receivable	5,094	2,273	(707)
(Increase) / Decrease in:
Receivables	5,889	(1,022)	(5,982)
Due from related parties	294	(350)	24
Inventories	(684)	(467)	(737)
Prepaid expenses and other assets	345	(2,514)	(1,404)
Prepaid charter revenue	5,353	3,056	3,050
Other non-current assets	(793)
Increase / (Decrease) in:
Accounts payable	416	(134)	1,833
Due to related parties	(43)	38	(53)
Accrued liabilities	(479)	533	297
Deferred revenue	451	(5,309)	(9,489)
Other liabilities	135	99	(489)
Drydock costs	(46)	(2,080)	(3,087)
Net Cash provided by Operating Activities	67,400	119,886	154,230
Cash Flows from Investing Activities:
Payments for vessel acquisitions, improvements and construction	(198,581)	(171,195)	(58,284)
Cash disposed-off upon partial spin-off of Diana Containerships Inc.			(12,024)
Acquisition of additional interest in Diana Containerships Inc.			(20,000)
Cash dividends from investment in Diana Containerships Inc.	4,000	2,835	100
Loan to Diana Containerships Inc.	(50,000)
Payments for property and equipment	(575)	(1,553)	(220)
Net Cash used in Investing Activities	(245,156)	(169,913)	(90,428)
Cash Flows from Financing Activities:
Proceeds from long-term debt	18,000	118,550	15,000
Proceeds from dividend reinvestment			20
Payments for repurchase of common stock		(6,044)	(1,187)
Financing costs	(452)	(557)	(45)
Loan payments	(45,783)	(31,972)	(6,330)
Net Cash provided by / (used in) Financing Activities	(28,235)	79,977	7,458
Net increase / (decrease) in cash and cash equivalents	(205,991)	29,950	71,260
Cash and cash equivalents at beginning of the year	446,624	416,674	345,414
Cash and cash equivalents at end of the year	240,633	446,624	416,674
Cash paid during the year for:
Interest payments, net of amounts capitalized	$ 7,169	$ 6,709	$ 4,630